Promissory Note – Legacy MMV (Details) - USD ($)						12 Months Ended
	Sep. 30, 2022	Jun. 29, 2022	Jun. 21, 2022	Mar. 21, 2022	Jan. 10, 2022	Dec. 31, 2022	Sep. 29, 2022	Jan. 06, 2022	Dec. 31, 2021
Promissory Note [Abstract]
Aggregate principal amount							$ 525,000	$ 2,750,000
Promissory note received						$ 2,684,975
Proceeds from Notes Payable	$ 2,684,975	$ 2,684,975	$ 2,684,975	$ 2,684,975	$ 2,684,975	$ 2,684,975